Average Annual Total Returns - MAI Managed Volatility Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
CBOE S&P 500 BUYWRITE INDEX - BXM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.12%	6.88%	6.94%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.36%	6.15%	5.59%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.97%	5.76%	5.12%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.01%	4.70%	4.29%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	8.64%	6.41%	5.85%